Events After the Balance Sheet Date	12 Months Ended
Dec. 31, 2017
Events After the Balance Sheet Date

40. EVENTS AFTER THE BALANCE SHEET DATE

There have been no significant events between 31 December 2017 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements.

Santander UK Group Holdings plc [member]
Events After the Balance Sheet Date	13. EVENTS AFTER THE BALANCE SHEET DATE See Note 40 to the Consolidated Financial Statements.